Cove Streeet Capital Small Cap Value Fund
Schedule of Investments
as of December 31, 2023 (Unaudited)

COMMON STOCKS - 92.1%	Shares	Value
Communication Services - 14.5%
E.W. Scripps - Class A(a)	220,000	$1,757,800
IAC, Inc.(a)	26,949	1,411,589
Liberty TripAdvisor Holdings, Inc. - Class A(a)	1,030,000	875,500
		4,044,889

Consumer Discretionary - 5.6%
Motorcar Parts of America, Inc.(a)	85,000	793,900
Six Flags Entertainment Corp.(a)	30,000	752,400
		1,546,300

Energy - 5.9%
CNX Resources Corp.(a)	30,000	600,000
Hallador Energy Co.(a)	48,100	425,204
Vitesse Energy, Inc.	28,300	619,487
		1,644,691

Financials - 14.6%
Global Indemnity Group - Class A	46,392	1,495,678
StoneX Group, Inc.(a)	10,087	744,723
Tiptree, Inc.	40,000	758,400
White Mountains Insurance Group Ltd.	700	1,053,507
		4,052,308

Health Care - 8.0%
Enovis Corp.(a)	14,100	789,882
Great Elm Group, Inc.(a)	100,000	194,000
InfuSystem Holdings, Inc.(a)	44,103	464,846
Viemed Healthcare, Inc.(a)	99,400	780,290
		2,229,018

Industrials - 14.1%
DLH Holdings Corp.(a)	93,200	1,467,900
Ducommun, Inc.(a)	14,800	770,488
Great Lakes Dredge & Dock Corp.(a)	71,900	552,192
KBR, Inc.	13,200	731,412
Standex International Corp.	2,638	417,807
		3,939,799

Information Technology - 14.3%
American Software, Inc. - Class A	67,546	763,270
Climb Global Solutions, Inc.	18,500	1,014,355
Research Solutions, Inc.(a)	289,424	752,502
SecureWorks Corp. - Class A(a)	66,300	489,294
ViaSat, Inc.(a)	35,500	992,225
		4,011,646

Materials - 11.3%
American Vanguard	36,829	404,014
Ecovyst, Inc.(a)	154,497	1,509,436
NewMarket Corp.	1,308	713,945
Triple Flag Precious Metals Corp.	40,000	532,400
		3,159,795

Real Estate - 3.8%
Outfront Media, Inc.	75,800	1,058,168
TOTAL COMMON STOCKS (Cost $18,845,602)		25,686,614

CONVERTIBLE PREFERRED STOCKS - 5.0%		Value

Lifecore Biomedical, Inc., Series A, 7.50%, 0.00%, (b)	1,584	1,400,433
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,583,699)		1,400,433

SHORT-TERM INVESTMENTS - 0.0%(c)
Money Market Funds - 0.0%(c)	Shares
Invesco Treasury Obligations Portfolio - Class Institutional USD INC, 5.21%(d)	32	32
TOTAL SHORT-TERM INVESTMENTS (Cost $32)		32

TOTAL INVESTMENTS - 97.1% (Cost $20,429,333)		$27,087,079
Other Assets in Excess of Liabilities - 2.9%		804,155
TOTAL NET ASSETS - 100.0%		$27,891,234

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee.
These securities represented $1,400,433 or 5.0% of net assets as of December 31, 2023.

(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day effective yield as of December 31, 2023.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023. See the Schedule of Investments for an industry breakout.

Cove Street Capital Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$25,686,614	$–	$–	$25,686,614
Convertible Preferred Stocks	–	–	1,400,433	1,400,433
Money Market Funds	32	–	–	32
Total Investments	$25,686,646	$–	$1,400,433	$27,087,079

Refer to the Schedule of Investments for industry classifications.